Supplemental Cash Flow Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Paid interest	€ 174,596	€ 168,030	€ 404,093
Income taxes	€ 0	€ 0	€ 0